Employee benefits (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Bonus plan expenses
Bonus expenses	€ 15,557	€ 12,489	€ 15,693